RESTRICTED CASH	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
RESTRICTED CASH [Text Block]

5. RESTRICTED CASH

At December 31, 2017, the Company classified $771,434 (2016 - $359,172) as restricted cash. This amount is comprised of $179,502 (2016 - $189,233) held as collateral for its corporate credit cards, $Nil (2016 - $65,706) held as a security deposit for the Company’s Haiti exploration program, and $591,932 (2016 – $104,233) cash held by wholly-owned subsidiaries of the Company whose full amount is for use and credit to the Company’s exploration venture partners in USA pursuant to expenditure requirements for ongoing option agreements.